Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of significant related parties and their relationships	Related Parties

Names of the major related parties	Nature of relationship
Zhejiang Geely Holding Group (“Geely Group”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Anhui Xinzhi Technology Co., Ltd. (“Anhui Xinzhi”)	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd., ("Zhejiang Huanfu")	Entity controlled by the controlling shareholder of the Company
Hubei Xingji Meizu Group Co., Ltd. ("Xingji Meizu")	Entity controlled by the controlling shareholder of the Company
Wuhan Xingji Meizu Technology Co., Ltd and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd (“Hubei ECARX”)	Entity controlled by the controlling shareholder of the Company
DreamSmart Technology Pte. Ltd. (“DreamSmart”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
HaleyTek AB	Entity controlled by the controlling shareholder of the Company
Proton Holdings Berhad and its subsidiaries	Entity that the controlling shareholder of the Company has significant influence
SiEngine Technology Co., Ltd. (“SiEngine”)	Entity which is under significant influence of the Company
Shenzhen U Chance Technology Co.,Ltd.	Entity which is under significant influence of the Company before January 2026

Schedule of related party transactions	Significant transactions with related parties, except transactions disclosed elsewhere in these unaudited condensed consolidated financial statements:

	Six Months Ended June 30,
	2025	2026
Revenues(i):
Sales of goods revenues	211,818	276,841
Automotive computing platform	211,747	256,153
SoC Core Modules	63	17,851
Automotive merchandise and other products	8	2,837
Software license revenues	24,999	1,929
Service revenues	44,342	38,682
Automotive computing platform – Design and development service	22,823	33,651
Including: Automotive computing platform – Design and development service to Xingji Meizu	2,778	—
Connectivity service	19,019	3,383
Other services	2,500	1,648
Total	281,159	317,452

	Six Months Ended June 30,
	2025	2026
Purchase of products and services (ii)	86,805	79,600
Including:
–Purchase of products and services from Zhejiang Huanfu (ii)	168	6,066
–Purchase of products and services from Hubei Ecarx (ii)	855	164
–Purchase of products and services from Xingji Meizu (ii)	12,612	28,378
Rental of office space and administrative services (ii)	1,088	529
Interest income on loans due from related parties (iii)	805	1,560
–Interest income on loans due from Xingji Meizu	—	1,258
–Interest income on loans due from Hubei ECARX	795	203
Interest expense on borrowings due to related parties (iv)	965	1,882
–Interest expense on loans due to Hubei ECARX (iii)	—	1,172
Loans and advances to related parties (iii)	—	83,072
–Loans to Xingji Meizu (iii)	—	78,472
Cash collection of loans to related parties and advances to related parties (iii)	1,341	58,686
–Cash collection of loans to Xingji Meizu (iii)	—	58,686
Borrowings from related parties (iv)	47,918	27,964
Repayments of borrowings from related parties (iv)	21,021	28,292
Debt assignment and offset with related parties(iv)	4,919	—
Advances from related parties (v)	—	28,958
Prepayments to related parties (v)	—	33,147
Prepayments for acquisition of Hubei Qiguang (vi)	—	73,712
(c)Balances with related parties:

	As of December 31,	As of June 30,
	2025	2026
Accounts receivable – related parties, net (i)	185,536	209,702
Amounts due from related parties (ii)(iii)(v)	53,737	45,811
Other non-current assets – related parties (ii)(iii)(vi)	—	90,371
Accounts payable – related parties (ii)	104,483	45,939
Amounts due to related parties (ii)(iv)(v)	54,648	91,454
Contract liabilities - current (i)	7,325	3,830
Contract liabilities - noncurrent (i)	10	2

(i)The Group sold automotive computing platform products, merchandise and other products, software licenses and provided related technology development services, connectivity service, and other consulting services to a number of related parties. Among these, the Group sold automotive computing platform products, licensed the intellectual property related to TSP software and provided other consulting services to Zhejiang Huanfu. Accounts receivable, net due from related parties arising from sales of products and provision of services were US$185,536, and US$209,702 as of December 31, 2025 and June 30, 2026, respectively. Contract liabilities, current and contract liabilities, noncurrent were US$7,325 and US$3,830 and US$10 and US$2 as of December 31, 2025 and June 30, 2026, respectively.

(ii)The Group purchased raw materials, technology development services and other consulting services from a number of related parties, of which, US$15,831 and US$10,941 of purchase of raw materials were recorded as inventories as of June 30, 2025 and 2026, respectively, US$69,605 and US$65,160 were recorded in cost of revenues for the six months ended June 30, 2025 and 2026, respectively, US$1,369 and US$3,499 were recorded in operating expenses for the six months ended June 30, 2025 and 2026, respectively.

The Group purchased raw materials, technology development services and TSP maintenance service from Zhejiang Huanfu, of which, US$100 and US$5,955 were recorded in cost of revenues for the six months ended June 30, 2025 and 2026, respectively; US$68 and US$111 were recorded in operating expenses for the six months ended June 30, 2025 and 2026, respectively. The Group also purchased research and development service from Hubei Ecarx of which, US$608 and nil were recorded in cost of revenues, US$247 and US$164 were recorded in operating expenses for the six months ended June 30, 2025 and 2026. The Group also purchased raw materials, software and research and development services from Xingji Meizu, of which, US$12,612 and US$26,317 were recorded in cost of revenues, nil and US$2,061 were recorded in operating expenses for the six months ended June 30, 2025 and 2026, respectively.
The Group also rented office space from related parties, pursuant to which, the Group recorded rental expenses of US$1,088 and US$529 in operating expenses for the six months ended June 30, 2025 and 2026, respectively.

Accounts payable to related parties includes payables arising from purchase of raw materials and services of US$104,483 and US$45,939, and amount due from related parties includes prepayments arising from purchase of raw materials and services of US$10,169 and US$6,637 as of December 31, 2025 and June 30, 2026, respectively. Amounts due to related parties includes payables arising from purchase of technical services and logistics services of US$10,174 and US$18,338, and other non-current assets - related parties include prepayments arising from purchase of technical services of nil and US$7,314 as of December 31, 2025 and June 30, 2026, respectively.

(iii)As of December 31, 2025, the balance of amounts due from related parties included the amounts due from its former VIE, Hubei ECARX in the amount of US$10,040. In May 2026, the Group entered into a supplemental agreement with Hubei ECARX, pursuant to which the parties agreed to extend the maturity of the loan for an additional three years to December 31, 2029. As of June 30, 2026, the carrying amount of the loan receivable from Hubei ECARX was US$9,345, which was included in other non-current assets – related parties. The carrying amount represented the present value of the loan receivable discounted at an effective interest rate of 3.5% per annum. Interest incomes on loans due from Hubei ECARX were US$795 and US$203 for the six months ended June 30, 2025 and 2026, respectively.

The Group provided loans of nil and US$83,072 to other related parties, received repayments of US$1,341 and US$58,686 from other related parties for the six months ended June 30, 2025 and 2026 respectively. Interest incomes on loans due from other related parties were US$10 and US$1,357 for the six months ended June 30, 2025 and 2026, respectively.

As of December 31, 2025 and June 30, 2026, loans and interest receivables recorded in amounts due from related parties were US$7,024 and US$32,784.

(iv)In January 2025, the Group obtained a renewed loan in an amount of US$27,252 loan from Geely Group bearing interest rate of 3.9% per annum. In March 2025, the Group entered into a debt assignment and offset agreement with Geely Group and its subsidiaries with respect to assignment and offset of the loan and accounts receivable from Geely Group and its subsidiaries amounting to US$4,919. In September 2025, the Group entered into another debt assignment and offset agreement with Geely Group and Hubei ECARX with respect to assignment and offset of the loan due to Geely Group and loan due from Hubei ECARX amounting to US$24,496. Following these offsets, the loan due to Geely group was fully cleared and no balance remained as at December 31, 2025.

The Group entered into accounts receivable factoring arrangements with a finance company of the Geely Group, under which the Group received financing at a minimum interest rate of 5.0% per annum. During the six months ended June 30, 2025 and 2026, the Group received aggregate proceeds of US$20,666 and US$27,964, respectively, under these factoring arrangements, and repaid US$21,021 and US$28,292, respectively. The outstanding balances of US$28,292 and US$27,964 were included in amounts due to related parties as of December 31, 2025 and June 30, 2026, respectively.

Interest expense on borrowings from related parties were US$965 and US$1,882 for the six months ended June 30, 2025 and 2026, respectively.

The interest payable on borrowings from related parties was included in the amounts due to related parties and was US$423 and US$435 as of December 31, 2025 and June 30, 2026, respectively.
(v)In March 2026, the Group received additional US$28,958 from a customer – a subsidiary of Geely Group, as procurement support funds to secure supply chain continuity. As of December 31, 2025 and June 30, 2026, amounts due to related parties included US$15,759 and US$44,717, respectively, in connection with such procurement support funds. Amid a global shortage of memory chips, during the six months ended June 30, 2026, the Group made prepayments totaling US$33,147 to Xingji Meizu to secure the supply of critical chips and prevent delivery disruptions to Geely Group, and US$53,261 was settled in connection with the procurement of memory chips. The remaining balances were US$26,504 and US$6,390 included in amounts due from related parties as of December 31, 2025 and June 30, 2026, respectively.

(vi)On June 18, 2026, the Group entered into an agreement to acquire 100% equity interest of Hubei Qiguang. Under the acquisition agreement, the contractual purchase price for the acquisition is RMB 1.8 billion (approximately US$266 million). The Acquisition is structured as a carve-out from Xingji Meizu, and the acquired entity, Hubei Qiguang, is expected to obtain ownership of the entire Flyme business portfolio comprising Flyme Auto (an in-vehicle cockpit operating system) and the cross-device Flyme operating system.

As of June 30, 2026, the Group has settled a portion of the contractual purchase price, amounting to RMB500 million (equivalent to US$73,712) as prepayment included in other non-current assets – related parties.